THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

May 3, 2006

EDGAR CORRESPONDENCE

Linda B. Stirling, Esq.

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Linda:

Enclosed for filing please find Post-Effective Amendment No. 64 (“PEA No. 64”) to the registration statement on Form N-1A for Unified Series Trust seeking registration of a new series of the Trust, Iron Strategic Income Fund (the “Strategic Fund”).

The investment advisor to the Strategic Fund also manages an existing series of the Trust, the Iron Market Opportunity Fund (the “Opportunity Fund”). As such, PEA 64 includes a combined prospectus and SAI for the Strategic Fund and the Opportunity Fund. Except as noted below, the combined prospectus and SAI conforms to the Opportunity Fund’s prospectus and SAI, which were previously reviewed by the Staff as Post-Effective Amendment No. 53, filed pursuant to Rule 485(a)(1) on January 17, 2006 (accession number 0001035449-06-000018). Therefore, pursuant to Release No. IC-13768, we respectfully request that the SEC staff selectively review only those sections that materially differ from the prospectus and SAI on file with the staff, which are as follows:

PROSPECTUS

Risk/Return Summary - Strategic Fund
Fees and Expenses of Investing in the Fund
Distribution Plan
How To Exchange Shares
Management of the Funds
General Investment Strategies and Related Risks

SAI
Description of the Trust and the Funds
Investment Advisor
Distribution Plan

If you have any questions regarding the Iron Funds, please contact me at (314) 552-6295.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren